Maturity analysis of assets and liabilities (Detail] - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Total financial assets measured at amortized cost	$ 1,080,458	$ 1,043,293
Amounts due from banks	19,649	18,903
Loans and advances to customers	653,846	579,967
Other financial assets measured at amortized cost	71,897	58,835
Total financial assets measured at fair value through profit or loss	465,631	465,947
Financial assets at fair value not held for trading	107,575	95,472
Financial assets measured at fair value through other comprehensive income	13,868	2,195
Total non-financial assets	57,500	53,600
Total assets	1,617,427	1,565,028	$ 1,716,924
Liabilities
Total financial liabilities measured at amortized cost	1,093,816	1,054,698
Customer deposits	788,367	745,777
Debt issued measured at amortized cost	214,706	214,219
Total financial liabilities measured at fair value through profit or loss	414,123	401,514
Debt issued designated at fair value	113,794	107,909
Total non-financial liabilities	19,000	23,200
Total liabilities	1,526,944	1,479,454
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	82,100	79,600
Guarantees	47,400	40,700
Forward starting reverse repurchase and securities borrowing agreements	10,700	24,900
Irrevocable committed prolongation of existing loans	8,200	4,600
Total	148,400	149,800
Due within 1 month
Assets
Total financial assets measured at amortized cost	532,100	556,100
Amounts due from banks	17,900	17,100
Loans and advances to customers	183,400	162,600
Other financial assets measured at amortized cost	10,800	9,500
Total financial assets measured at fair value through profit or loss	401,300	412,200
Financial assets at fair value not held for trading	43,200	41,700
Financial assets measured at fair value through other comprehensive income	100	500
Total non-financial assets	18,900	13,400
Total assets	952,400	982,100
Liabilities
Total financial liabilities measured at amortized cost	750,600	687,100
Customer deposits	675,000	608,100
Debt issued measured at amortized cost	8,900	9,800
Total financial liabilities measured at fair value through profit or loss	310,600	299,700
Debt issued designated at fair value	14,400	12,000
Total non-financial liabilities	10,400	15,000
Total liabilities	1,071,700	1,001,800
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	80,700	78,700
Guarantees	47,400	40,700
Forward starting reverse repurchase and securities borrowing agreements	10,700	24,900
Irrevocable committed prolongation of existing loans	3,300	2,500
Total	142,000	146,700
Due between 1 and 3 months
Assets
Total financial assets measured at amortized cost	45,000	50,600
Amounts due from banks	800	800
Loans and advances to customers	31,900	33,400
Other financial assets measured at amortized cost	1,400	900
Total financial assets measured at fair value through profit or loss	10,400	6,500
Financial assets at fair value not held for trading	10,400	6,500
Financial assets measured at fair value through other comprehensive income	600	800
Total non-financial assets		300
Total assets	56,100	58,100
Liabilities
Total financial liabilities measured at amortized cost	64,100	79,900
Customer deposits	55,100	65,400
Debt issued measured at amortized cost	7,200	9,800
Total financial liabilities measured at fair value through profit or loss	10,900	11,900
Debt issued designated at fair value	10,500	11,400
Total non-financial liabilities	5,200	4,400
Total liabilities	80,200	96,300
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	600	500
Irrevocable committed prolongation of existing loans	2,100	700
Total	2,700	1,200
Due between 3 and 12 months
Assets
Total financial assets measured at amortized cost	77,400	69,900
Amounts due from banks	700	600
Loans and advances to customers	67,600	61,500
Other financial assets measured at amortized cost	5,000	5,200
Total financial assets measured at fair value through profit or loss	12,400	14,200
Financial assets at fair value not held for trading	12,400	14,200
Financial assets measured at fair value through other comprehensive income	1,400	900
Total non-financial assets	500	600
Total assets	91,600	85,600
Liabilities
Total financial liabilities measured at amortized cost	86,300	88,100
Customer deposits	37,300	51,200
Debt issued measured at amortized cost	42,300	32,700
Total financial liabilities measured at fair value through profit or loss	24,100	27,700
Debt issued designated at fair value	22,900	26,300
Total non-financial liabilities	0	100
Total liabilities	110,300	115,900
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	800	400
Irrevocable committed prolongation of existing loans	2,800	1,400
Total	3,500	1,700
Due between 1 and 2 years
Assets
Total financial assets measured at amortized cost	131,200	115,700
Amounts due from banks	0	0
Loans and advances to customers	122,200	108,500
Other financial assets measured at amortized cost	8,900	6,600
Total financial assets measured at fair value through profit or loss	22,100	13,500
Financial assets at fair value not held for trading	22,100	13,500
Financial assets measured at fair value through other comprehensive income	0	0
Total non-financial assets		0
Total assets	153,300	129,200
Liabilities
Total financial liabilities measured at amortized cost	33,700	45,900
Customer deposits	9,100	8,900
Debt issued measured at amortized cost	19,800	32,400
Total financial liabilities measured at fair value through profit or loss	31,800	26,700
Debt issued designated at fair value	30,600	25,100
Total non-financial liabilities	100	200
Total liabilities	65,600	72,900
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	100	0
Irrevocable committed prolongation of existing loans	0	0
Total	100	0
Due between 2 and 5 years
Assets
Total financial assets measured at amortized cost	160,500	128,900
Amounts due from banks	100	200
Loans and advances to customers	137,900	110,900
Other financial assets measured at amortized cost	22,500	17,600
Total financial assets measured at fair value through profit or loss	14,500	12,700
Financial assets at fair value not held for trading	14,500	12,700
Financial assets measured at fair value through other comprehensive income	500	0
Total non-financial assets	300	2,500
Total assets	175,700	144,100
Liabilities
Total financial liabilities measured at amortized cost	73,300	75,100
Customer deposits	11,700	11,800
Debt issued measured at amortized cost	52,300	54,000
Total financial liabilities measured at fair value through profit or loss	12,400	13,100
Debt issued designated at fair value	11,900	11,600
Total non-financial liabilities	200	400
Total liabilities	85,900	88,600
Due after 5 years
Assets
Total financial assets measured at amortized cost	134,300	122,200
Amounts due from banks	100	100
Loans and advances to customers	110,900	103,100
Other financial assets measured at amortized cost	23,300	18,900
Total financial assets measured at fair value through profit or loss	1,300	2,300
Financial assets at fair value not held for trading	1,300	2,300
Financial assets measured at fair value through other comprehensive income	11,200	0
Total non-financial assets	1,000	1,100
Total assets	147,800	125,600
Liabilities
Total financial liabilities measured at amortized cost	68,300	64,300
Customer deposits	100	300
Debt issued measured at amortized cost	66,700	61,200
Total financial liabilities measured at fair value through profit or loss	24,300	22,400
Debt issued designated at fair value	23,500	21,600
Total non-financial liabilities	200	400
Total liabilities	92,900	87,100
Perpetual / Not applicable
Assets
Total financial assets measured at fair value through profit or loss	3,700	4,500
Financial assets at fair value not held for trading	3,700	4,500
Total non-financial assets	36,900	35,800
Total assets	40,600	40,300
Liabilities
Total financial liabilities measured at amortized cost	17,500	14,300
Debt issued measured at amortized cost	17,500	14,300
Total non-financial liabilities	2,800	2,600
Total liabilities	20,400	16,900
of which: non-subordinated
Liabilities
Debt issued measured at amortized cost	196,800	199,200
of which: non-subordinated | Due within 1 month
Liabilities
Debt issued measured at amortized cost	8,900	9,800
of which: non-subordinated | Due between 1 and 3 months
Liabilities
Debt issued measured at amortized cost	7,200	9,800
of which: non-subordinated | Due between 3 and 12 months
Liabilities
Debt issued measured at amortized cost	42,100	32,400
of which: non-subordinated | Due between 1 and 2 years
Liabilities
Debt issued measured at amortized cost	19,700	32,100
of which: non-subordinated | Due between 2 and 5 years
Liabilities
Debt issued measured at amortized cost	52,200	53,900
of which: non-subordinated | Due after 5 years
Liabilities
Debt issued measured at amortized cost	66,700	61,200
of which: subordinated
Liabilities
Debt issued measured at amortized cost	17,900	15,000
of which: subordinated | Due between 3 and 12 months
Liabilities
Debt issued measured at amortized cost	200	300
of which: subordinated | Due between 1 and 2 years
Liabilities
Debt issued measured at amortized cost	0	300
of which: subordinated | Due between 2 and 5 years
Liabilities
Debt issued measured at amortized cost	100	100
of which: subordinated | Perpetual / Not applicable
Liabilities
Debt issued measured at amortized cost	$ 17,500	$ 14,300